Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Computed expected benefit of income taxes	$ (1,569,648)	$ (2,229,950)	$ (1,773,096)
Share-based compensation and permanent differences	693,895	1,220,577	925,449
Non-deductible interest expense	411,695	364,680	334,556
Expiry of tax credits	582,939	525,830	773,050
True up of prior year balances	671,947	(30,092)	99,348
Increase (decrease) in valuation allowance	(790,828)	148,955	(359,307)
Income tax provision